Right-of-Use Assets and Operating Lease Liabilities	6 Months Ended
Jun. 30, 2021
Disclosure of non-current assets held for sale and discontinued operations [text block] [Abstract]
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES
10.	RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

The carrying amounts of right-of-use assets are as below:

	As at June 30, 2021	As at December 31, 2020
As at January 1	$4,190,351	$6,173,590
New leases	120,399	532,978
Depreciation expense	(1,223,282)	(2,506,446)
Exchange difference	(218,864)	(9,771)
Net book amount	$2,868,604	$4,190,351

Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate. The weighted average incremental borrowing rate applied to new leases during six months ended June 30, 2021 was 3.25%.

During the six months ended June 30, 2021, interest expense of $125,245 arising from lease liabilities was included in finance costs. Depreciation expense related to right-of-use assets was $1,223,282 during the six months ended June 30, 2021.